Stock-Based Compensation - Schedule of Stock Options Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding number of options, Beginning balance	177	369	651
Number of options, Exercised during the year	(52)	(192)	(273)
Number of options, Forfeited or expired during the year			(9)
Outstanding number of options, Ending balance	125	177	369
Weighted-average exercise price, Beginning balance	$ 27.28	$ 28.04	$ 27.49
Weighted-average exercise price, Exercised during the year	$ 25.25	$ 28.75	$ 26.67
Weighted-average exercise price, Forfeited or expired during the year			$ 29.51
Weighted-average exercise price, Ending balance	$ 28.13	$ 27.28	$ 28.04